Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Beginning balance		¥ 197,221
Other comprehensive income for the year		25,750	¥ 34,912	¥ (2,025)
Ending balance		237,890	197,221
Effect of associates' adoption of new accounting standards			(2,889)
Ending balance				320,401
Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		197,221	149,293	145,675
Other comprehensive income for the year		25,699	34,847	(2,070)
Appropriation to reserves		16,025	13,087	5,885
Other comprehensive income to retained earnings			(86)
Others		(1,055)	64	(197)
Ending balance		237,890	197,221	149,293
Effect of associates' adoption of new accounting standards			16
Ending balance				149,309
Share premium [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		53,860	53,860	53,860
Ending balance		53,860	53,860	53,860
Ending balance				53,860
Other reserves [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		1,148	1,084	1,281
Others		(1,055)	64	(197)
Ending balance		93	1,148	1,084
Ending balance				1,084
Unrealised gains/(losses) from available-for-sale securities [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		28,594	(5,412)	(1,986)
Other comprehensive income for the year		25,674	34,006	(3,426)
Ending balance		54,268	28,594	(5,412)
Ending balance				(5,412)
Other comprehensive income reclassifiable to profit or loss under the equity method [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		756	53	(717)
Other comprehensive income for the year		646	687	770
Ending balance		1,402	756	53
Effect of associates' adoption of new accounting standards			16
Ending balance				69
Statutory reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[1]	40,516	34,659	33,384
Appropriation to reserves	[1]	5,009	5,857	1,275
Ending balance	[1]	45,525	40,516	34,659
Ending balance				34,659
Discretionary reserve fund [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[2]	34,645	33,370	30,152
Appropriation to reserves	[2]	5,857	1,275	3,218
Ending balance	[2]	40,502	34,645	33,370
Ending balance				33,370
General reserve [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance	[3]	37,888	31,933	30,541
Appropriation to reserves	[3]	5,159	5,955	1,392
Ending balance	[3]	43,047	37,888	31,933
Ending balance				31,933
Exchange differences on translating foreign operations [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(24)	(254)	(840)
Other comprehensive income for the year		(965)	230	586
Ending balance		(989)	(24)	(254)
Ending balance				¥ (254)
Other comprehensive income non-reclassifiable to profit or loss under the equity method [member] | Reserves [member]
Disclosure of reserves within equity [line items]
Beginning balance		(162)
Other comprehensive income for the year		344	(76)
Other comprehensive income to retained earnings			(86)
Ending balance		¥ 182	¥ (162)

[1]	Pursuant to the relevant PRC laws, the Company appropriated 10% of its net profit under Chinese Accounting Standards (“CAS”) to statutory reserve which amounted to RMB5,009 million for the year ended 31 December 2020 (2019: RMB5,857 million, 2018: RMB1,275 million).
[2]	Approved at the Annual General Meeting in June 2020, the Company appropriated RMB5,857 million to the discretionary reserve fund for the year ended 31 December 2019 based on net profit under CAS (2019: RMB1,275 million, 2018: RMB3,218 million).
[3]	Pursuant to “Financial Standards of Financial Enterprises - Implementation Guide” issued by the Ministry of Finance of the PRC on 30 March 2007, for the year ended 31 December 2020, the Company appropriated 10% of net profit under CAS which amounted to RMB5,009 million to the general reserve for future uncertain catastrophes, which cannot be used for dividend distribution or conversion to share capital increment (2019: RMB5,857 million, 2018: RMB1,275 million). In addition, pursuant to the CAS, the Group appropriated RMB150 million to the general reserve of its subsidiaries attributable to the Company in the consolidated financial statements (2019: RMB98 million, 2018: RMB117 million).